Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2021-1

Collection Period	07/01/21-07/31/21
Determination Date	8/9/2021
Distribution Date	8/16/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,223,091,600.31
2.	Collections allocable to Principal		$45,863,600.80
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$947,186.70
5.	Pool Balance on the close of the last day of the related Collection Period		$1,176,280,812.81
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		73,581
7.	Initial Pool Balance		$1,505,270,560.78
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$417,087,837.65	$375,039,083.47
	c. Class A-2b Floating Rate Note Balance	$47,235,315.70	$42,473,282.38
	d. Class A-3 Note Balance	$522,500,000.00	$522,500,000.00
	e. Class A-4 Note Balance	$136,950,000.00	$136,950,000.00
	f. Class B Note Balance	$45,100,000.00	$45,100,000.00
	g. Class C Note Balance	$28,600,000.00	$28,600,000.00
	h. Class D Note Balance	$20,350,000.00	$20,350,000.00
	i. Note Balance (sum a - h)	$1,217,823,153.35	$1,171,012,365.85
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.9447063	0.8494656
	c. Class A-2b Floating Rate Note Pool Factor	0.9447063	0.8494656
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8118821	0.7806749
10.	Overcollateralization Target Amount		$5,268,446.96
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,268,446.96
12.	Weighted Average Coupon		8.31%
13.	Weighted Average Original Term	months	66.64
14.	Weighted Average Remaining Term	months	56.01
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.09313%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		0.12313%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,538,561.90
	b. Liquidation Proceeds allocable to Finance Charge		$4,209.84
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,542,771.74
18.	Principal:
	a. Collections allocable to Principal		$45,863,600.80
	b. Liquidation Proceeds allocable to Principal		$362,361.91
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$46,225,962.71
19.	Total Finance Charge and Principal Collections (17d + 18d)		$54,768,734.45
20.	Interest Income from Collection Account		$1,034.86
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$54,769,769.31

Available Funds
23.	Available Collections	$54,769,769.31
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$54,769,769.31
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,019,243.00
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,019,243.00
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$76,466.10
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$76,466.10
	i. Class A-2b Monthly Interest	$5,169.85
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$5,169.85
	m. Class A-3 Monthly Interest	$148,041.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$148,041.67
	q. Class A-4 Monthly Interest	$60,486.25
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$60,486.25
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$27,811.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$27,811.67
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$22,403.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$22,403.33
34.	Tertiary Principal Distributable Amount	$21,192,340.54
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$21,706.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$21,706.67

36.	Quaternary Principal Distributable Amount	$20,350,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$42,923,669.08
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,268,446.96
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,542,771.74
	b. Total Daily Deposits of Principal Collections	$46,225,962.71
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,034.86
	e. Total Deposits to Collection Account (sum a - d)	$54,769,769.31
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,019,243.00
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$47,172,873.04
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$6,577,653.27
	f. Total Withdrawals from Collection Account (sum a - e)	$54,769,769.31
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$76,466.10
	c. Class A-2b Interest Distribution	$5,169.85
	d. Class A-3 Interest Distribution	$148,041.67
	e. Class A-4 Interest Distribution	$60,486.25
	f. Class B Interest Distribution	$27,811.67
	g. Class C Interest Distribution	$22,403.33
	h. Class D Interest Distribution	$21,706.67
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$42,048,754.18
	k. Class A-2b Principal Distribution	$4,762,033.32
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$47,172,873.04
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$42,125,220.28
	c. Class A-2b Distribution	$4,767,203.17
	d. Class A-3 Distribution	$148,041.67
	e. Class A-4 Distribution	$60,486.25
	f. Class B Distribution	$27,811.67
	g. Class C Distribution	$22,403.33
	h. Class D Distribution	$21,706.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$47,172,873.04

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$6,577,653.27
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$6,577,653.27
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$7,526,352.80
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$7,526,352.80
51.	Investment Earnings	$166.19
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$7,526,518.99
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$166.19
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$7,526,352.80
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,019,243.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$47,172,873.04
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$6,577,653.27
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$166.19
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$42,125,220.28
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,767,203.17
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$148,041.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$60,486.25
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$27,811.67
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$22,403.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$21,706.67
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$6,577,653.27

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	740	$12,710,873.28
	b. 61 to 90 days past due	264	$4,414,303.17
	c. 91 to 120 days past due	84	$1,306,551.37
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,088	$18,431,727.82
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.5669%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	55	$947,186.70
77.	Recoveries	40	$366,571.75
78.	Net Losses (Ln 76 - Ln 77)		$580,614.95
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0475%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	214	$3,777,652.79
81.	Recoveries	133	$1,557,452.71
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$2,220,200.08
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.1475%
84.	Average Net Loss on Defaulted Receivables		$10,374.77

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,732,332.58
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,223,091,600.31
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.31%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer